BlackRock U.S. Government Bond V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)(b)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.71%, 08/15/30 ............ USD 700 $ 696,742
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.28%,
04/20/31 ...................... 495 490,868
Total Asset-Backed Securities — 2.5%
(Cost: $1,194,809) .............................. 1,187,610
Foreign Government Obligations
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(c)(d)
... RUB 1,078 398
Total Foreign Government Obligations — 0.0%
(Cost: $11,397) ................................. 398
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 10.0%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 1.19%, 09/15/34
(a)(b)
......... USD 139 138,324
BANK, Series 2022-BNK40, Class A4, 3.51%,
03/15/64
(a)
..................... 40 40,277
Benchmark Mortgage Trust, Series 2022-B33,
Class A5, 3.46%, 03/15/55 .......... 93 93,885
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 1.55%, 10/15/35
(a)(b)
143 141,397
BPR Trust, Series 2021-TY, Class A, (LIBOR
USD 1 Month + 1.05%), 1.45%, 09/15/38
(a)(b)
152 149,716
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.32%, 10/15/36
(a)
.. 92 91,366
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.85%, 10/15/36
(a)
.. 255 252,595
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.75%, 11/15/32
(a)
.. 127 125,669
Series 2020-VIV4, Class A, 2.84%, 03/09/44 198 185,231
Series 2021-CIP, Class A, (LIBOR USD 1
Month + 0.92%), 1.32%, 12/15/38
(a)
.. 166 163,299
Series 2021-VINO, Class A, (LIBOR USD 1
Month + 0.65%), 1.05%, 05/15/38
(a)
.. 144 140,395
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 300 289,610
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 1.60%, 01/15/34
(a)
.. 36 34,824
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 1.68%, 06/15/23
(a)
.. 60 59,271
Citigroup Commercial Mortgage Trust, Series
2016-P6, Class B, 4.17%, 12/10/49
(a)
... 55 54,900
Commercial Mortgage Trust
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 22 21,814
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
................... 440 433,025
Credit Suisse Mortgage Capital Certificates
(b)
Series 2020-NET, Class A, 2.26%, 08/15/37 98 93,099
Series 2021-980M, Class A, 2.39%,
07/15/31 .................... 100 94,508
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(a)
................... 51 52,209
Series 2019-C16, Class A3, 3.33%,
06/15/52 .................... 157 154,621
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CSMC Trust, Series 2021-BHAR, Class A,
(LIBOR USD 1 Month + 1.15%), 1.55%,
11/15/38
(a)(b)
.................... USD 168 $ 167,754
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 1.20%, 02/15/38
(a)(b)
......... 100 98,297
Great Wolf Trust, Series 2019-WOLF, Class
A, (LIBOR USD 1 Month + 1.03%), 1.43%,
12/15/36
(a)(b)
.................... 135 133,220
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2020-TWN3, Class A, (LIBOR USD 1
Month + 2.00%), 2.40%, 11/15/37 ... 308 307,694
Series 2021-DM, Class A, (LIBOR USD 1
Month + 0.89%), 1.28%, 11/15/36 ... 176 172,276
Series 2021-STAR, Class A, (LIBOR USD 1
Month + 0.95%), 1.35%, 12/15/36 ... 140 138,587
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(b)
.... 101 93,832
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2020-609M, Class A, (LIBOR USD 1
Month + 1.37%), 1.77%, 10/15/33 ... 100 98,240
Series 2022-ACB, Class A, (SOFR30A +
1.40%), 1.45%, 03/15/39 ......... 80 79,824
Med Trust, Series 2021-MDLN, Class A,
(LIBOR USD 1 Month + 0.95%), 1.35%,
11/15/38
(a)(b)
.................... 150 147,411
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class B, 4.62%, 07/15/51 39 39,650
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.30%, 07/15/35
(b)
.. 145 143,176
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (TSFR1M + 1.40%), 1.45%,
03/15/39
(a)(b)
.................... 148 147,351
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 1.60%, 05/15/31
(a)(b)
... 160 158,205
4,735,552
Interest Only Commercial Mortgage-Backed Securities — 1.0%
(a)
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class XA, 0.74%,
10/15/54
(b)
..................... 128 6,418
BANK, Series 2021-BN33, Class XA, 1.06%,
05/15/64 ...................... 1,754 124,063
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.62%, 10/15/53 .......... 1,165 108,949
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.56%, 06/15/52 .. 1,719 151,130
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.48%, 10/15/52 ...... 999 84,010
474,570
Total Non-Agency Mortgage-Backed Securities — 11.0%
(Cost: $5,370,899) .............................. 5,210,122
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.1%
Federal Home Loan Bank, 4.00%, 04/10/28 . 500 538,280

BlackRock U.S. Government Bond V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... USD 78 $ 78,874
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.79%, 07/20/39
(a)
............. 76 83,049
161,923
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ...... 95 15,785
Series 2020-32, Class PI, 4.00%, 05/25/50 108 17,769
Government National Mortgage Association
Series 2020-115, Class IM,
3.50%, 08/20/50
(e)
.............. 134 20,647
Series 2020-146, Class DI, 2.50%, 10/20/50 168 20,144
Series 2020-162, Class TI, 2.50%, 10/20/50 331 39,706
Series 2020-175, Class DI, 2.50%, 11/20/50 83 10,028
Series 2020-185, Class MI, 2.50%, 12/20/50 262 34,673
158,752
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K094, Class X1, 0.88%, 06/25/29 . 209 11,271
Series K105, Class X1, 1.52%, 01/25/30 . 669 65,919
Series K109, Class X1, 1.58%, 04/25/30 . 141 14,509
Series K113, Class X1, 1.39%, 06/25/30 . 200 18,521
Series K115, Class X1, 1.33%, 06/25/30 . 199 17,813
Series K116, Class X1, 1.43%, 07/25/30 . 107 10,102
Series K119, Class X1, 0.93%, 09/25/30 . 180 11,622
Series K120, Class X1, 1.04%, 10/25/30 . 774 54,963
Series K122, Class X1, 0.88%, 11/25/30 . 256 15,693
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.56%, 01/25/58 .......... 256 41,279
Government National Mortgage Association
Variable Rate Notes
Series 2002-83, 0.00%, 10/16/42
(e)
..... 424 4
Series 2003-17, 0.00%, 03/16/43
(e)
..... 443 5
Series 2003-109, 0.00%, 11/16/43 ..... 637 25
Series 2016-22, 0.72%, 11/16/55 ...... 1,353 38,742
Series 2016-45, 0.81%, 02/16/58 ...... 495 20,470
Series 2016-151, 0.91%, 06/16/58 ..... 478 21,693
Series 2017-30, 0.54%, 08/16/58 ...... 253 8,149
Series 2017-61, 0.77%, 05/16/59 ...... 212 9,661
Series 2017-64, 0.74%, 11/16/57 ...... 155 7,321
367,762
Mortgage-Backed Securities — 62.1%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 112 111,385
3.00%, 09/01/27 - 12/01/46 .......... 204 204,778
3.50%, 04/01/31 - 01/01/48 .......... 286 293,939
4.00%, 08/01/40 - 12/01/45 .......... 40 41,883
4.50%, 02/01/39 - 07/01/47 .......... 106 112,856
5.00%, 10/01/41 - 11/01/41 .......... 74 80,144
5.50%, 06/01/41 ................. 60 66,535
8.00%, 12/01/29 - 07/01/30 .......... 13 14,386
Federal National Mortgage Association
3.50%, 11/01/46 ................. 89 90,328
4.00%, 01/01/41 ................. 3 3,412
Government National Mortgage Association
2.00%, 08/20/50 - 11/20/50 .......... 333 318,118
2.00%, 04/15/52
(f)
................ 814 774,222
2.50%, 10/20/51 - 12/20/51 .......... 566 550,021
2.50%, 04/15/52 - 05/15/52
(f)
......... 1,404 1,361,500
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00%, 02/15/45 - 05/20/50 .......... USD 27 $ 27,160
3.00%, 04/15/52 - 05/15/52
(f)
......... 802 791,755
3.50%, 01/15/42 - 04/20/48 .......... 687 701,191
3.50%, 04/15/52
(f)
................ 54 54,772
4.00%, 09/20/40 - 06/20/50 .......... 1,113 1,149,586
4.50%, 12/20/39 - 02/15/42 .......... 525 560,991
4.50%, 04/15/52
(f)
................ 200 206,750
5.00%, 12/15/38 - 07/20/42 .......... 46 50,486
5.00%, 05/15/52
(f)
................ 126 131,424
5.50%, 01/15/34 ................. 217 237,097
Uniform Mortgage-Backed Securities
1.50%, 04/25/37 - 04/25/52
(f)
......... 1,215 1,100,392
1.50%, 11/01/41 - 12/01/41 .......... 681 617,428
2.00%, 10/01/31 - 02/01/52 .......... 2,120 1,977,990
2.00%, 04/25/37 - 05/25/52
(f)
......... 3,805 3,562,168
2.50%, 04/01/30 - 02/01/52 .......... 2,283 2,205,592
2.50%, 04/25/52 - 05/25/52
(f)
......... 2,595 2,474,311
3.00%, 04/01/29 - 08/01/50 .......... 1,438 1,434,183
3.00%, 04/25/52 - 05/25/52
(f)
......... 1,285 1,256,846
3.50%, 08/01/30 - 01/01/51 .......... 1,175 1,185,749
3.50%, 04/25/52 - 05/25/52
(f)
......... 1,469 1,470,835
4.00%, 01/01/26 - 05/01/52 .......... 1,097 1,135,585
4.00%, 04/25/52 - 05/25/52
(f)
......... 1,825 1,860,386
4.50%, 05/01/24 - 04/01/49 .......... 326 342,422
4.50%, 04/25/52
(f)
................ 477 494,291
5.00%, 09/01/35 - 08/01/41 .......... 120 129,752
5.50%, 05/01/34 - 12/01/39 .......... 133 145,600
6.00%, 04/01/35 - 06/01/41 .......... 145 161,138
6.50%, 05/01/40 ................. 25 27,674
29,517,061
Total U.S. Government Sponsored Agency Securities — 64.7%
(Cost: $31,473,077) .............................. 30,743,778
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... 212 265,369
4.50%, 08/15/39 ................. 170 219,426
4.38%, 11/15/39 ................. 170 216,106
4.63%, 02/15/40 ................. 42 55,030
3.88%, 08/15/40 ................. 42 50,167
1.75%, 08/15/41 ................. 2 1,820
3.13%, 02/15/43 ................. 660 710,325
2.88%, 05/15/43 - 11/15/46 .......... 1,290 1,345,616
3.63%, 08/15/43 ................. 660 765,703
3.75%, 11/15/43 ................. 660 780,605
2.50%, 02/15/45 ................. 154 149,994
2.75%, 11/15/47 ................. 154 159,787
3.00%, 02/15/48 ................. 784 854,162
2.25%, 08/15/49 ................. 815 774,950
1.63%, 11/15/50 ................. 85 69,653
U.S. Treasury Notes
1.75%, 04/30/22 - 11/15/29 .......... 2,665 2,666,348
2.13%, 12/31/22 - 05/15/25 .......... 2,650 2,639,457
0.50%, 03/15/23 - 05/31/27 .......... 873 821,956
0.25%, 04/15/23 ................. 214 210,715
2.75%, 05/31/23 ................. 260 262,519
2.25%, 11/15/24 - 08/15/27 .......... 1,627 1,611,137
2.00%, 02/15/25 ................. 1,580 1,557,781
0.38%, 04/30/25 ................. 367 343,647
1.50%, 08/15/26 - 02/15/30 .......... 1,881 1,801,539
0.63%, 03/31/27 ................. 146 133,470
2.88%, 08/15/28 ................. 380 389,366
3.13%, 11/15/28 ................. 380 395,660

BlackRock U.S. Government Bond V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.63%, 08/15/29 ................. USD 266 $ 252,253
Total U.S. Treasury Obligations — 41.0%
(Cost: $19,944,641) .............................. 19,504,561
Total Long-Term Investments — 119.2%
(Cost: $57,994,823) .............................. 56,646,469
Shares
Shares
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21%
(g)(h)
................. 3,266,444 3,266,444
Total Money Market Funds — 6.9%
(Cost: $3,266,444) .............................. 3,266,444
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 9.9%
Federal Home Loan Bank Discount Notes,
0.28%, 05/20/22
(i)
............... 4,700 4,697,319
Total U.S. Government Sponsored Agency Securities — 9.9%
(Cost: $4,698,241) .............................. 4,697,319
Total Short-Term Securities — 16.8%
(Cost: $7,964,685) .............................. 7,963,763
Security
Par (000)
Par (000) Value
Total Options Purchased — 0.1%
( Cost: $27,012 ) ................................ $ 57,240
Total Investments Before Options Written and TBA Sale
Commitments — 136.1%
(Cost: $65,986,520 ) .............................. 64,667,472
Total Options Written — (0.6)%
(Premium Received — $(171,246)) ................... (291,971)
TBA Sale Commitments
(f)
Mortgage-Backed Securities — (12.1)%
Government National Mortgage Association
2.50% ,  04/15/52 ................. USD (773) (749,720)
3.00% ,  04/15/52 ................. (149) (147,139)
4.50% ,  04/15/52 ................. (527) (544,786)
Uniform Mortgage-Backed Securities
2.00% ,  04/25/37 - 04/25/52 .......... (1,444) (1,385,384)
2.50% ,  04/25/37 - 04/25/52 .......... (778) (746,523)
3.00% ,  04/25/37 - 04/25/52 .......... (293) (290,731)
3.50% ,  04/25/37 - 04/25/52 .......... (395) (396,724)
1.50% ,  04/25/52 ................. (613) (546,989)
4.00% ,  04/25/52 - 05/25/52 .......... (678) (689,979)
4.50% ,  04/25/52 ................. (237) (245,591)
Total TBA Sale Commitments — (12.1)%
(Proceeds: $(5,803,042)) .......................... (5,743,566)
Total Investments Net of Options Written and TBA Sale
Commitments — 123.4%
(Cost: $60,012,232 ) .............................. 58,631,935
Liabilities in Excess of Other Assets — (23.4)% ........... (11,102,974)
Net Assets — 100.0% .............................. $ 47,528,961
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Represents or includes a TBA transaction.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
(i)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 8,097,193 $ — $ (4,830,749) $ — $ — $ 3,266,444 3,266,444 $ 343 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 2 06/08/22 $ 351 $ (5,187)
U.S. Treasury 10 Year Ultra Note ............................................... 3 06/21/22 407 (4,414)
U.S. Treasury Ultra Bond .................................................... 2 06/21/22 355 (11,985)
U.S. Treasury 2 Year Note .................................................... 20 06/30/22 4,236 (9,596)
U.S. Treasury 5 Year Note .................................................... 5 06/30/22 573 (13,973)
(45,155)
Short Contracts
Euro-BTP ............................................................... 2 06/08/22 306 13,850
U.S. Treasury 10 Year Note ................................................... 7 06/21/22 859 424
U.S. Treasury Long Bond .................................................... 8 06/21/22 1,202 28,891
43,165
$ (1,990)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 10,000 USD 7,245 Deutsche Bank AG 04/20/22 $ 239
COP 38,400,000 USD 10,000 Deutsche Bank AG 04/20/22 156
EUR 10,000 USD 10,999 Barclays Bank plc 04/20/22 69
MXN 204,738 USD 10,000 State Street Bank and Trust Co. 04/20/22 265
SEK 95,646 USD 10,000 Bank of America NA 04/20/22 175
RUB 128,623 USD 1,462 Goldman Sachs International 05/24/22 259
RUB 293,330 USD 2,434 JPMorgan Chase Bank NA 05/24/22 1,492
2,655
USD 10,000 COP 38,045,000 Barclays Bank plc 04/20/22 (62)
USD 10,000 COP 38,164,500 Citibank NA 04/20/22 (93)
USD 11,004 EUR 10,000 Bank of New York Mellon 04/20/22 (64)
USD 10,000 ZAR 150,911 UBS AG 04/20/22 (307)
USD 11,383 RUB 880,000 JPMorgan Chase Bank NA 05/24/22 (394)
USD 18,824 CAD 24,000 Bank of New York Mellon 06/15/22 (370)
(1,290)
$ 1,365
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ..................... 17 05/20/22 USD 119.00 USD 1,700 $ 4,516
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
3Yx1Y Interest Rate Swap
(a)
. 2.02% Semi-Annual 1 day SOFR Quarterly Bank of America NA 05/04/22 2.02 % USD 8,840 $ 18,309

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
2.15% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 01/20/23 2.15 % USD 1,000 $ 34,415
$ 52,724
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 1.51% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/16/22 1.51 % USD 1,500 $ (992)
2-Year Interest Rate Swap
(a)
. 1.22% Semi-Annual 1 day SOFR Annual Bank of America NA 09/02/22 1.22 USD 1,500 (652)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 1,200 (14,189)
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 USD 300 (9,254)
(25,087)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 1,200 (60,572)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.95% Semi-Annual Deutsche Bank AG 04/28/22 0.95 USD 2,600 (84,206)
3Yx1Y Interest Rate Swap
(a)
. 1 day SOFR At Termination 2.32% At Termination Bank of America NA 05/04/22 2.32 USD 8,840 (7,067)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.21% Semi-Annual Barclays Bank plc 08/16/22 2.21 USD 1,500 (16,434)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.95% Semi-Annual Bank of America NA 09/02/22 1.95 USD 1,500 (23,128)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 1,200 (63,846)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 300 (11,631)
(266,884)
$ (291,971)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day Fed Funds At Termination 1.18% At Termination 07/27/22
(a)
09/21/22 USD 16,745 $ (12,766) $ — $ (12,766)
1 day Fed Funds At Termination 1.20% At Termination 07/27/22
(a)
09/21/22 USD 16,145 (11,759) — (11,759)
1 day Fed Funds At Termination 1.24% At Termination 07/27/22
(a)
09/21/22 USD 3,109 (2,062) — (2,062)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 11/03/23 USD 1,385 31,910 — 31,910
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 10/01/29 USD 400 20,456 — 20,456
28 day MXIBTIIE Monthly 7.60% Monthly N/A 01/01/32 MXN 285 (554) — (554)
28 day MXIBTIIE Monthly 7.57% Monthly N/A 01/12/32 MXN 322 (671) — (671)
28 day MXIBTIIE Monthly 7.53% Monthly N/A 01/23/32 MXN 190 (416) — (416)
3 month LIBOR Quarterly 1.75% Semi-Annual N/A 03/04/32 USD 200 (11,493) — (11,493)
28 day MXIBTIIE Monthly 8.29% Monthly N/A 03/17/32 MXN 164 71 — 71
2.16% Annual 1 day SOFR Annual N/A 04/01/32 USD 300 (1,131) — (1,131)
$ 11,585 $ — $ 11,585
(a)
Forward swap.

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 3.50% At Termination 03/31/27 USD 224 $ 1,459 $ — $ 1,459
1 month USCPI At Termination 3.52% At Termination 03/31/27 USD 224 1,703 — 1,703
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 334 (35,936) — (35,936)
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 250 (22,161) — (22,161)
1 month USCPI At Termination 2.89% At Termination 10/29/31 USD 117 (4,380) — (4,380)
1 month USCPI At Termination 2.88% At Termination 11/01/31 USD 117 (4,500) — (4,500)
1 month USCPI At Termination 2.76% At Termination 11/05/31 USD 122 (6,147) — (6,147)
1 month USCPI At Termination 2.77% At Termination 11/05/31 USD 122 (6,115) — (6,115)
1 month USCPI At Termination 2.80% At Termination 11/08/31 USD 51 (2,376) — (2,376)
1 month USCPI At Termination 2.82% At Termination 11/10/31 USD 71 (3,121) — (3,121)
1 month USCPI At Termination 2.89% At Termination 11/15/31 USD 61 (2,221) — (2,221)
1 month USCPI At Termination 2.93% At Termination 11/15/31 USD 61 (2,011) — (2,011)
1 month USCPI At Termination 2.89% At Termination 02/28/32 USD 119 (2,120) — (2,120)
$ (87,926) $ — $ (87,926)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
United Mexican States ...... 1.00 % Quarterly Goldman Sachs International 06/20/27 USD 10 $ 2 $ (22) $ 24
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 11.47% At Termination
Goldman Sachs
International 01/02/24 BRL 89 $ (158) $ (375) $ 217
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1 day Fed Funds ...................................... 1 day Fed Funds 0.33
1 day SOFR ......................................... Secured Overnight Financing Rate 0.16
1 month USCPI ....................................... U.S. Consumer Price Index 8.50
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 6.72
3 month LIBOR ....................................... London Interbank Offered Rate 0.96

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
EUR Euro
MXN Mexican Peso
RUB
SEK
New Russian Ruble
Swedish Krona
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CSMC Credit Suisse Mortgage Capital
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,187,610 $ — $ 1,187,610
Foreign Government Obligations .............................. — 398 — 398
Non-Agency Mortgage-Backed Securities ........................ — 5,210,122 — 5,210,122
U.S. Government Sponsored Agency Securities .................... — 30,723,122 20,656 30,743,778
U.S. Treasury Obligations ................................... — 19,504,561 — 19,504,561
Short-Term Securities
Money Market Funds ...................................... 3,266,444 — — 3,266,444
U.S. Government Sponsored Agency Securities .................... — 4,697,319 — 4,697,319
Options Purchased
Interest rate contracts ...................................... 4,516 52,724 — 57,240
Liabilities
Investments
TBA Sale Commitments .................................... — (5,743,566) — (5,743,566)
$ 3,270,960 $ 55,632,290 $ 20,656 $ 58,923,906
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 24 $ — $ 24
Foreign currency exchange contracts ............................ — 2,655 — 2,655
Interest rate contracts ....................................... 43,165 52,654 — 95,819
Other contracts ........................................... — 3,162 — 3,162
Liabilities
Foreign currency exchange contracts ............................ — (1,290) — (1,290)
Interest rate contracts ....................................... (45,155) (332,823) — (377,978)
Other contracts ........................................... — (91,088) — (91,088)
$ (1,990) $ (366,706) $ — $ (368,696)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.